N-2 - shares	Sep. 08, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0001282957
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	The Gabelli Global Utility & Income Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is to seek a consistent level of after-tax total return for its investors with an emphasis on tax advantaged dividend income under current tax law. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities and income producing securities of domestic and foreign companies involved in the utilities industry and other industries that are expected to pay periodic dividends.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 and the year ended December 31, 2021, the Fund did not repurchase and retire any common shares in the open market.

For the six months ended June 30, 2022 and the year ended December 31, 2021, transactions in common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Increase in net assets from common shares issued in offering	591,453	$9,463,248	—	—
Net increase in net assets from common shares issued upon reinvestment of distributions	1,628	31,743	2,252	$47,444
Net increase	593,081	$9,494,991	2,252	$47,444

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On May 12, 2022, the Fund distributed one transferable right for the 5,377,458 common shares outstanding on that date. Four rights were required to purchase one additional common share at the subscription price of $16 per share. On June 30, 2022, the Fund issued 591,453 common shares receiving net proceeds of $9,148,248 after the deduction of estimated offering expenses of $315,000. The NAV of the Fund decreased by $0.14 per share on the day the additional shares were issued due to the shares being issued below NAV.

As of June 30, 2022 the Fund had an effective shelf registration authorizing the issuance of $155 million in common or preferred shares.

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2022, the Fund repurchased and retired 4,930 of the Series A Preferred Shares in the open market at an investment of $234,457 and an average discount of approximately 4.91% from its liquidation preference.

The Series B Preferred paid distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 26, 2019 (Year 1). During the last dividend period of Year 1, the Board determined that the dividend rate for the next eight quarterly dividend periods (Year 2 and Year 3) will be 4.00%. On November 12, 2021, the Board continued the 4.00% dividend rate for Series B Preferred for the remaining quarterly dividend periods. The reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

On December 28, 2021, the Fund redeemed and retired 51,968 shares of Series B Preferred at their liquidation value of $50 per share. The Fund redeemed all or any part of the Preferred Shares, properly submitted for redemption during the 30 day period prior to December 26, 2021, at the liquidation value plus any accumulated and unpaid dividends.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
A 3.800%	April 11, 2013	1,200,000	27,599	$70,286,465	Fixed Rate	3.800%	$728
B 4.000%	December 19, 2018	1,370,433	1,205,013	81,988,557	Fixed Rate	4.000%	$33,473

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		5,968,911
Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A and Series B Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A and Series B Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
A 3.800%	April 11, 2013	1,200,000	27,599	$70,286,465	Fixed Rate	3.800%	$728
B 4.000%	December 19, 2018	1,370,433	1,205,013	81,988,557	Fixed Rate	4.000%	$33,473

Series A Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Preferred Stock Restrictions, Other [Text Block]

The Series A Preferred has an annual dividend rate of 3.80%. The Fund may redeem at any time all or any part of the Series A Preferred at the liquidation value plus accumulated and unpaid dividends. During the six months ended June 30, 2022, the Fund repurchased and retired 4,930 of the Series A Preferred Shares in the open market at an investment of $234,457 and an average discount of approximately 4.91% from its liquidation preference.

Outstanding Security, Title [Text Block]		A 3.800%
Outstanding Security, Authorized [Shares]		1,200,000
Outstanding Security, Held [Shares]		27,599
Series B Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Preferred Stock Restrictions, Other [Text Block]

The Series B Preferred paid distributions quarterly at an annualized dividend rate of 7.00% of the $50 per share liquidation preference for the quarterly dividend periods ending on or prior to December 26, 2019 (Year 1). During the last dividend period of Year 1, the Board determined that the dividend rate for the next eight quarterly dividend periods (Year 2 and Year 3) will be 4.00%. On November 12, 2021, the Board continued the 4.00% dividend rate for Series B Preferred for the remaining quarterly dividend periods. The reset dividend rate will be determined by the Board or a committee thereof in its sole discretion, and such rate will be at least 200 basis points over the yield of the ten year U.S. Treasury Note at the date of determination, but in no case will such rate be less than an annualized rate of 4.00% nor greater than an annualized rate of 7.00%. The Series B may be put back to the Fund during the 30 day period prior to each of December 26, 2021 and December 26, 2023 at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, and redeemed by the Fund, at its option, at the liquidation preference of $50 per share, plus any accumulated and unpaid dividends, at any time commencing on December 26, 2023.

Outstanding Security, Title [Text Block]		B 4.000%
Outstanding Security, Authorized [Shares]		1,370,433
Outstanding Security, Held [Shares]		1,205,013